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                                           September 26, 2005


Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:	The Ehrenkrantz Trust
        File No. 033-10888

Gentlemen:

	Pursuant to Rule 497J, the Fund hereby represents that no material changes have been made in the definitive copy of the Fund?s Prospectus and SAI contained in the referenced Registration Statement.

                                             Sincerely,

                                             /s/ Thomas C. Henry

                                             Thomas C. Henry

TCH/pt